SHARE OPTION PLAN	12 Months Ended
Sep. 30, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
17.	SHARE OPTION PLAN

On November 8, 2005, the Company adopted the 2005 Performance Equity Plan (the “Plan”) which allows the Company to offer a variety of incentive awards to employees. Options to purchase 1,500,000 ordinary shares are authorized under the Plan. On the same day, options to purchase 974,000 ordinary shares at the price of US$8.75 per share were granted under the terms of the Plan (“Tranche 1”). All such options expire 5 years from the date of grant and vest over a period of 3 to 5 years.

Under the terms of the plan, on October 22, 2007 the Company granted its employees options to purchase 20,000 ordinary shares at the price of US$9.27 (“Tranche 2”); on March 28, 2008 the Company granted its employees options to purchase 381,000 ordinary shares at the price of US$5.30 (“Tranche 3”); on June 16, 2008 the Company granted its employees options to purchase 10,000 ordinary shares at the price of US$6.64 (“Tranche 4”); and on January 4, 2010 the Company granted its employees options to purchase 125,000 ordinary shares at the price of

US$12.23 (“Tranche 5”); and on January 3, 2011, the company granted its employees options to purchase 120,000 ordinary shares at the price of US$10.84 (“Tranche 6”).  All the options expire 5 years from the date of grant and vest immediately or over a period of 1 to 5 years.

On September 14, 2009, the compensation committee of the Board of Directors has approved both re-pricing of outstanding option grants for reduced awards from US$8.75 per share to US$4.00 per share or the substitution of restricted stock for outstanding grants under Tranche 1 that no longer offer the kind of incentive opportunity originally sought for valued employees. The revised terms of the stock options were accounted for as a modification in accordance with ASC 718-10.  For the purpose of determining the amount of any incremental share-based compensation cost that may have resulted from the modification of the exercise prices, the Company compared the fair value of modified awards and that of the original awards, both estimated at the date of the modification and determined that none of the modifications required the recognition of additional share-based payment expense. The weighted average fair value at the modification date of US$2.66 is estimated using the Black-Scholes Option Pricing Model. As of September 14, 2009, there are modified awards outstanding covering a total of 214,120 ordinary shares which included the restricted awards for 89,300 shares.

After the adjusted awards, all the option awards have an exercise price of $4.00 to $12.23 and expire 5 years from the date of grant and vest immediately or over a period of 1 to 5 years.

On April 22, 2010, the Company adopted the 2009 Performance Equity Plan and authorized to issue share options with the right to purchase up to 1,500,000 ordinary shares to the Company’s directors, officers, employees, individual consultants and advisor.  The main purpose of the plan was to provide an existing structure and renewable benefit plan for senior management and directors.

During the year ended September 30, 2010 and 2011, 278,720 and 90,400 options have been exercised.

For the options outstanding at September 30, 2010 and 2011, the weighted average remaining contractual lives are 3.8 and 2.91 years, respectively.

A summary of the share option activity under the Plan is as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Tranche 6

Grant date	November 8, 2005	October 22, 2007	March 28, 2008	June 16, 2008	January 4, 2010	January 3, 2011

Options outstanding as of October 1, 2009	214,120	20,000	315,167	10,000	-	-
Number of options granted	-	-	-	-	125,000
Options exercised	(124,720)	-	(154,000)	-	-	-
Options cancelled/ forfeited/ expired	(25,000)	(15,000)	(5,000)	-	-	-

Options outstanding as of September 30, 2010 and October 1, 2010	64,400	5,000	156,167	10,000	125,000	-
Number of options granted	-	-	-	-	-	120,000
Options exercised	(64,400)	-	(26,000)	-	-	-
Options cancelled/ forfeited/ expired	-	-	-	-	(5,000)	-
Outstanding as of September 30, 2011	-	5,000	130,167	10,000	120,000	120,000

Options vested and exercisable
At September 30, 2010	64,400	-	156,167	10,000	-	-

At September 30, 2011	-	-	130,167	10,000	120,000	-

Weighted average fair value at the grant date (USD)	2.69	4.55	2.69	3.42	7.20	6.08

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche 1#	Tranche 2	Tranche 3*	Tranche 4	Tranche 5	Tranche 6

Exercise price (USD)	8.75	9.27	5.30	6.64	12.23	10.84
Average risk-free interest rate	4.47%	4.08%	2.51%	3.73%	1.66%	1.03%
Expected option life (year)	3.5	3.8	2.7	2.9	3	3
Volatility rate	30.79%	60.86%	78.17%	77.27%	92.81%	88.03%
Dividend yield	-	-	-	-	-	-

#	Tranche 1 had been modified on September 14, 2009. The exercise price modified to USD 4.00 and the fair value was USD 2.66 at the modified date.

*	Tranche 3 consists of different vesting structures. The expected option life and fair value presented above are weighted average numbers.

The aggregate intrinsic value as of September 30, 2010 and 2011 is USD 465 and USD nil respectively.

The Company recorded share-based compensation expense of RMB2,760, RMB4,868 and RMB4,638 for the years ended September 30, 2009, 2010 and 2011 respectively.  As of September 30, 2010 and 2011, there were RMB1,655 and RMB942 of total unrecognized compensation expense related to non-vested share-based compensation arrangement under the Plan. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 0.31 year.